Convertible Promissory Notes and Warrant Agreements (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of convertible promissory notes and warrant agreements

	As of September 30, 2018	As of December 31, 2017
2016 convertible promissory notes, net of discounts	$—	$1,543,652
2017 convertible promissory notes, net of discounts	1,306,776	504,465
Accrued interest	87,028	120,223
Total	$1,393,804	$2,168,340